WARRANTS - Summary of Warrant Activity (Details)	Dec. 31, 2022	Sep. 29, 2022	Jul. 18, 2022
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrant term (in years)		5 years
Common Stock Warrants | Stock price
Class of Warrant or Right [Line Items]
Warrants, measurement input		913
Common Stock Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input		4,000
Common Stock Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input		398
Private Warrants
Class of Warrant or Right [Line Items]
Warrant term (in years)	4 years 6 months 18 days	5 years	5 years
Private Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.60		0.60
Private Warrants | Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.041		0.031